Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 57,616	$ 9,041	¥ 54,992
Unreserved retained earnings	447,469	70,218	802,196
Total retained earnings	¥ 505,085	$ 79,259	¥ 857,188